Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

10. Long-term debt

Long-term debt consists of the following as of December 31, 2011 and 2010, respectively. The December 31, 2010 balances are prior to the full repayment of Term Loan A and Term Loan B (each as defined below) on April 29, 2011, using a portion of the proceeds from the Private Placement of preferred stock and warrants:

	2011	2010
Term Loan A	$—	$5,638
Term Loan B	—	2,100
Notes payable	64	86
Capital lease obligations	—	78

	64	7,902
Less current maturities	23	2,226

Total	$41	$5,676

Prior to their repayment on April 29, 2011, as discussed in Note 9, "Line of credit", the Prior Credit Agreement provided for two term loans of $8.7 million ("Term Loan A") and $2.4 million ("Term Loan B" and together with Term Loan A, the "Term Loans"), which Term Loans were scheduled to mature on July 15, 2013 and had variable interest rates. Under the terms of the Prior Credit Agreement, the Company had the ability to elect whether outstanding amounts under the Term Loans accrued interest based on the prime rate plus a margin or LIBOR plus a margin. Prior to its repayment in full in connection with the closing of the Reverse Recapitalization, principal payments of Term Loan A were payable in quarterly installments ranging from $0.2 million to $0.6 million over the life of the loan. Term Loan A had an outstanding balance of $5.6 million as of December 31, 2010, with an effective interest rate of 7.5% as of December 31, 2010 and at the time it was repaid. The Company recognized a loss on debt extinguishment of $0.5 million in the year ended December 31, 2011, due to the write off of the unamortized loan fees associated with the Company's prior credit facility. Prior to its repayment in full in connection with the closing of the Reverse Recapitalization, principal payments of Term Loan B were payable in quarterly installments of less than $0.1 million over the life of the loan plus a balloon payment at maturity. Term Loan B had an outstanding balance of $2.1 million with an effective interest rate of 5.5% as of December 31, 2010, and at the time it was repaid. In addition to scheduled quarterly payments, the Prior Credit Agreement required an annual repayment equal to 60% of excess cash flow as defined under the Prior Credit Agreement.